Financial assets and liabilities - Reconciliation of loss allowance (Details) - Trade receivables - Loss allowance $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of changes in loss allowance
Increase in loss allowance recognized in loss during the year	$ 76
Closing loss allowance at December 31	$ 76